History and Organization	12 Months Ended
Dec. 31, 2022
History And Organization [Abstract]
History and Organization
1.	HISTORY AND ORGANIZATION
United Microelectronics Corporation (UMC) was incorporated in Republic of China (R.O.C.) in May 1980 and commenced operations in April 1982. UMC is a full service semiconductor wafer foundry, and provides a variety of services to satisfy customer needs. UMC’s ordinary shares were publicly listed on the Taiwan Stock Exchange (TWSE) in July 1985 and its American Depositary Shares (ADSs) were listed on the New York Stock Exchange (NYSE) in September 2000.
The address of its registered office and principal place of business is No. 3, Li-Hsin 2nd Road, Hsinchu Science Park, Hsinchu, Taiwan. The principal operating activities of UMC and its subsidiaries (collectively as “the Company”) are described in Notes 4(3) and 12.